Investments in Unconsolidated Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2024
Investments in unconsolidated joint ventures [Abstract]
Disbursements Made by Unconsolidated Joint Ventures

California 19 Inc. and California 20 Inc. made the following disbursements to the Company in 2022, 2023 and 2024:

	December 31, 2022		December 31, 2023		December 31, 2024
	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.
Total disbursements	1,475	1,475	1,260	1,260	5,870	5,870

Recognition of Equity Gain/(Loss) in Unconsolidated Joint Ventures

Recognition of Equity gain/(loss) in unconsolidated joint ventures of the 2020 Joint Venture for the years ended December 31, 2022, 2023 and 2024 are summarized below:

	December 31, 2022		December 31, 2023		December 31, 2024
	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.	California 19 Inc.	California 20 Inc.
Net profit attributable to the Company	725	738	399	400	509	467
Amortization of Basis Differences	(408)	(409)	(408)	(409)	(408)	(409)
Equity gains in unconsolidated joint ventures	317	329	(9)	(9)	101	58